Background and critical accounting policies - Policies - impairment (Details) £ in Billions	Dec. 31, 2018 GBP (£)
Distribution rights
Assets subject to impairment estimates
Intangible assets	£ 1.7
Available-for-sale securities and assets held at amortised cost
Assets subject to impairment estimates
Financial investments	£ 54.2